86555 9/02

Prospectus Supplement
dated September 30, 2002 to:

PUTNAM EQUITY INCOME FUND
Prospectuses dated March 30, 2002

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Large-Cap Value and Core
Fixed-Income Teams are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leaders           Since     Experience
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Bartlett R. Geer            2000      2000 - Present       Putnam Management
                                      Prior to 2000        State Street
                                                           Research and
                                                           Management
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Portfolio members           Since     Experience
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Jeanne L. Mockard           2000      2000 - Present       Putnam Management
James M. Prusko             1998      1998 - Present       Putnam Management
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